Financial Risk and Fair Value Disclosures - Additional Information (Detail) $ in Thousands, ¥ in Billions		12 Months Ended
	Oct. 01, 2019 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 JPY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		$ 166,250,375	$ 155,644,299
Accounts receivables from the top ten customers		62.00%	44.00%
Profit or loss attributable to change in unrealized gains or losses for financial assets without quoted market prices held at end of period		$ 721,000	$ (113,000)	$ (203,000)
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk		0.10%	0.10%		0.10%
Increase (decrease) in profit due to percentage increase in market risk		$ 44,000	$ 46,000	44,000
Percentage decrease in market risk		0.10%	0.10%		0.10%
Increase (decrease) in profit due to percentage decrease in market risk		$ (44,000)	$ (46,000)	(44,000)
Equity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk		5.00%	5.00%		5.00%
Increase (decrease) in profit due to percentage increase in market risk		$ 263,000	$ 252,000	171,000
Percentage decrease in market risk		5.00%	5.00%		5.00%
Increase (decrease) in profit due to percentage decrease in market risk		$ (263,000)	$ (252,000)	(171,000)
Increase (decrease) in other comprehensive income due to percentage increase in market risk		453,000	671,000	408,000
Increase (decrease) in other comprehensive income due to percentage decrease in market risk		$ (453,000)	$ (671,000)	(408,000)
Taiwan, New Dollars | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk		10.00%	10.00%		10.00%
Increase (decrease) in profit due to percentage increase in market risk		$ 1,336,000	$ 1,009,000	1,367,000
Percentage decrease in market risk		10.00%	10.00%		10.00%
Increase (decrease) in profit due to percentage decrease in market risk		$ (1,336,000)	$ (1,009,000)	(1,367,000)
China, Yuan Renminbi | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk		10.00%	10.00%		10.00%
Increase (decrease) in profit due to percentage increase in market risk		$ 1,625,000	$ 2,200,000	2,624,000
Percentage decrease in market risk		10.00%	10.00%		10.00%
Increase (decrease) in profit due to percentage decrease in market risk		$ (1,625,000)	$ (2,200,000)	(2,624,000)
Japan, Yen | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk		10.00%	10.00%		10.00%
Increase (decrease) in profit due to percentage increase in market risk		$ 473,000	$ 430,000	4,000
Percentage decrease in market risk		10.00%	10.00%		10.00%
Increase (decrease) in profit due to percentage decrease in market risk		$ (473,000)	$ (430,000)	$ (4,000)
Forward exchange contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets | ¥					¥ 23
Cash flow hedge reserve in other components of equity	$ (3,000)
Ownership interest	84.10%